RETIREMENT BENEFIT OBLIGATION (Details 1)	Dec. 31, 2020	Dec. 31, 2019
Current service Cost and interest cost [Member] | Bottom of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption	7.90%	8.90%
Current service Cost and interest cost [Member] | Top of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption	9.00%	10.40%
Accrued liability [Member] | Bottom of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption	7.50%	8.60%
Accrued liability [Member] | Top of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption	8.50%	9.90%